SHARE-BASED COMPENSATION (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning		958,782
Exercise Price Outstanding, Beginning		$ 22.88
Number of Shares Options Outstanding, Ending			958,782
Exercise Price Outstanding, Ending			$ 22.88
Number of Shares Options Options exercisable at end of period			581,233
Exercise Price Options exercisable at end of period			$ 20.21
Weighted Average Remaining Contractual Life (Years)			6 years 9 months 14 days
Weighted Average Remaining Contractual Life (Years) exercisable			5 years 8 months 1 day
Airspan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life (Years)		6 years 6 months 7 days	6 years 9 months 14 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning		958,782	888,621	693,307
Exercise Price Outstanding, Beginning		$ 22.88	$ 21.35	$ 18.29
Number of Shares Options Granted			178,128	218,482
Exercise Price Granted			$ 22.86	$ 31.26
Number of Shares Options Forfeited			(107,692)	(23,168)
Exercise Price Forfeited			$ 10.30	$ 23.33
Number of Shares Options Exercised	[1]		(275)
Exercise Price Exercised	[1]		$ 5.60
Number of Shares Options Outstanding, Ending			958,782	888,621
Exercise Price Outstanding, Ending			$ 22.88	$ 21.35
Number of Shares Options Options exercisable at end of period	[2]		581,233
Exercise Price Options exercisable at end of period	[2]		$ 20.21
Exercise Price Exercised	[1]		(5.60)
Exercise Price Forfeited			$ (10.30)	$ (23.33)
Stock Options [Member] | Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning		958,782
Exercise Price Outstanding, Beginning		$ 22.88
Number of Shares Options Granted		77,256
Exercise Price Granted		$ 36.30
Number of Shares Options Forfeited		(15,713)
Exercise Price Forfeited		$ 20.67
Number of Shares Options Exercised		(2,200)
Exercise Price Exercised		$ 31.26
Number of Shares Options Outstanding, Ending		1,018,125	958,782
Exercise Price Outstanding, Ending		$ 23.91	$ 22.88
Number of Shares Options Options exercisable at end of period		680,409
Exercise Price Options exercisable at end of period		$ 21.17
Exercise Price Exercised		(31.26)
Exercise Price Forfeited		$ (20.67)
Weighted Average Remaining Contractual Life (Years) exercisable		5 years 7 months 13 days

[1]	The aggregate intrinsic value of stock options exercised during the year ended December 31, 2020 was $6.9 thousand.
[2]	The aggregate intrinsic value of all vested/exercisable options outstanding as of December 31, 2020 was $10.5 million.